Important Information to Help You Understand the Proposal on Which You Are Being Asked to Vote.

                  Please read the full text of this proxy statement. Below is a brief overview of the matter to be voted upon. Your vote is important. If you have questions regarding the proposals please call your Investment Consultant or The Victory Portfolios at 1-(800)-539-3863. We appreciate the confidence you have placed in the Victory Funds and look forward to helping you achieve your financial goals through investment in The Victory Portfolios.


What proposal am I being asked to vote on?

                  You are being asked to vote on a proposal to:

                     Reorganize your Fund, the U.S. Government
                     Obligations Fund, into the Gradison
                     Government Reserves Fund.


            The following table shows the respective classes that the Fund will reorganize into if the reorganization is approved:


            Old  Fund                               New Fund
            ---------                               --------
            U.S. Government Obligations Fund -      Gradison Government Reserves
            Select Shares                           Fund - Class G Shares
            U.S. Government Obligations Fund -      Gradison Government Reserves
            Investor Shares                         Fund - Trust Class*

*A new class of shares, Trust Shares, has been created for shareholders of U.S. Government Obligations Fund - Investor Shares. Trust Shares are available only for investment by accounts for which KeyBank National Association (or its affiliates), as a fiduciary, has sole or shared investment responsibility.


Has my Fund's Board of Trustees approved the Reorganization?

                  Yes. On May 23, 2001, the Board of The Victory Portfolios unanimously approved the reorganization of the U.S. Government Obligations Fund into the Gradison Government Reserves Fund, and recommended that you vote to approve the reorganization. The Board of The Victory Portfolios also approved the Agreement and Plan of Reorganization and Termination for the Fund on May 23, 2001.


Why is the Reorganization being recommended?

                  The merger would support administrative, portfolio management and services efficiencies, including:

                  oThe elimination of redundant overhead expenses and confusing product sets where similar investment objectives exist.
                  oGoing forward, the combined Gradison Government Reserves Fund may benefit from expense reductions due to economies that could result from the merger.


Who will manage my Fund once the merger is completed?

                  The current portfolio manager of both the U.S. Government Obligations Fund and the Gradison Government Reserves Fund, Mr. Stephen Wesselkamper, will continue to manage the Gradison Government Reserves Fund after the reorganization. After the reorganization, the Fund will be managed in substantially the same manner as the Gradison Government Reserves Fund has been managed.

Will the fees and expenses of my Fund increase?

                  U.S. Government Obligations Fund shareholders will exchange their shares for shares of Gradison Government Reserves Fund with expenses that currently are no higher than current U.S. Government Obligations Fund expenses of the respective class. These expenses will be maintained at a rate no higher than the expense rate of the Select and Investor Shares of U.S. Government Obligations Fund for a period of at least one year after the reorganization of your Fund. After one year, however, expenses may be higher than the expenses of your current Fund. See "How the Fees of the U.S. Government Obligations Fund Compare to the Fees of the Gradison Government Reserves Fund."


Will I, or my Fund have to pay federal income taxes as a result of the Reorganization?

                  No. Neither you nor the Fund will have any federal tax consequences solely as a result of the share exchange.


Will any sales load, sales commission or other fee be imposed on my shares in connection with the Reorganization?

                  No.


What happens if I do not wish to participate in the reorganization of the U.S. Government Obligations Fund with respect to the shares that I own, or what if I do not wish to own shares of the Gradison Government Reserves Fund?

                  If you do not wish to participate in the reorganization, you must redeem your shares of the U.S. Government Obligations Fund before 2:00 p.m. on October 12, 2001, based on the current anticipated date of the reorganization, if approved by shareholders.


When will the Shareholder Meeting be held?

                  The Shareholder Meeting will be held on September 13, 2001. The approval of a majority of the outstanding voting securities of each class of the Fund is required to approve the reorganization.


I have received other proxy materials from The Victory Portfolios. Is this a duplicate? Do I have to vote again?

                  This is NOT a duplicate proxy. You must vote separately for each account you have with The Victory Portfolios.


How do I vote my shares?

                  You can vote your shares by completing and signing the enclosed proxy card(s), and mailing them in the enclosed postage paid envelope. You may also vote your shares by phone at 1-888-737-6266 or by fax at 1-800-733-1885, or via the
                  internet at www.proxyweb.com. If you need assistance, or have any questions regarding the proposal or how to vote your shares, please call your Investment Consultant or the Victory Portfolios at 1-800-539-3863.

                  If you hold your shares beneficially through a bank or broker, please see the enclosed proxy card for your voting options.

                             THE VICTORY PORTFOLIOS
                        U.S. Government Obligations Fund

                                  800-539-3863

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

      The Victory Portfolios (the "Trust") will host a special meeting of shareholders of the U.S. Government Obligations Fund (the "Fund") on September 13, 2001, at 10:30 a.m. Eastern Time (the "Meeting"). The Meeting will be held at the Fund's offices, located at 3435 Stelzer Road, Columbus, Ohio 43219. At the Meeting, we will ask shareholders of the Fund to vote on:

     1. A proposal to reorganize the U.S. Government Obligations Fund into the Gradison Government Reserves Fund.

     2.   Any other business properly brought before the Meeting.

July 1, 2001

By Order of the Board of Trustees
Darin Dugenske, Secretary
3435 Stelzer Road
Columbus, Ohio  43219

------------------------------------------------------------------------------
                             YOUR VOTE IS IMPORTANT!

   YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY PHONE (Toll-Free), OR BY THE INTERNET. JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON YOUR ENCLOSED
                                   PROXY CARD.
------------------------------------------------------------------------------


                             THE VICTORY PORTFOLIOS
                        U.S. Government Obligations Fund

                         SPECIAL MEETING OF SHAREHOLDERS
                               September 13, 2001

        -------------------------------------------------------------

                             THE VICTORY PORTFOLIOS
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                   COMBINED PROXY STATEMENT AND PROSPECTUS

                               DATED JULY 1, 2001

                                  INTRODUCTION
                                 ------------

      This Combined Proxy Statement and Prospectus is being provided for a special meeting of shareholders of the U.S. Government Obligations Fund ("your Fund") to be held on September 13, 2001 (the "Meeting"). We have divided the Combined Proxy Statement and Prospectus into six parts:

      Part 1-- An Overview

      Part 2-- Proposal to Approve the Reorganization of the U.S. Government Obligations Fund

      Part 3-- More on Proxy Voting and Shareholder Meetings

      Part 4-- Fund Information

      Part 5-- Prospectus of Gradison Government Reserves Fund

      Part 6-- Form of Agreement and Plan of Reorganization and Termination

      Please read the entire proxy statement before voting. If you have any questions, please call us at 1-800-539-FUND (800-539-3863).

      This Combined Proxy Statement and Prospectus was first mailed to shareholders the week of July 23, 2001.

      This Combined Proxy Statement and Prospectus contains information about The Victory Portfolios that you should know. Please keep it for future reference. A Statement of Additional Information dated July 1, 2001 is incorporated by reference.

      Neither the Securities and Exchange Commission (the "SEC") nor any state securities commission has approved or disapproved these securities, or determined that this Combined Proxy Statement and Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

     o    Shares of The Victory Portfolios are not insured by the FDIC.

     o Shares of The Victory Portfolios are not deposits of or guaranteed by KeyBank or any of its affiliates, or any other bank.

     o You can lose money by investing in the Funds of The Victory Portfolios, because they are subject to investment risks.

      The Victory Portfolios is required by federal law to file reports, proxy statements and other information with the SEC. The SEC maintains a website that contains information about The Victory Portfolios. Any such reports, proxy material and other information can be inspected and copied at the public reference facilities of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's New York Regional Office, Seven World Trade Center, New York, NY 10048 and Chicago Regional Office, 500 West Madison Street, Suite 1400, Chicago, IL 60661. Copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.

                                Table of Contents


PART 1 -  AN OVERVIEW........................................................1

PART 2 -  PROPOSAL TO APPROVE THE REORGANIZATION OF THE U.S. GOVERNMENT
OBLIGATIONS FUND.............................................................1

      Introduction...........................................................1

      How the Reorganization Works...........................................1

      How the Fees of the U.S. Government Obligations Fund
            Compare to the Fees of the Gradison Government
            Reserves Fund....................................................2

      Information about the Reorganization...................................4

      Why We Want to Reorganize the U.S. Government Obligations
            Fund.............................................................5

      Considerations by the Board of Trustees................................5

      How your Fund compares to the Gradison Government Reserves
            Fund.............................................................5

            Comparison of Investment Objectives..............................6

            Comparison of Investment Policies and Strategies.................6

            Comparison of Principal Investment Risks.........................7

            Comparison of Potential Risks and Rewards/Performance............7

            Comparison of Operations.........................................9

                  Investment Advisory Agreement..............................9

                  Distribution Plans.........................................9

                  Shareholder Servicing Plan.................................9

                  Administrator, Distributor, Transfer Agent, Dividend
                        Disbursing Agent and Custodian.......................9

                  Dividends and Other Distributions.........................10

                  Purchase Procedures.......................................11

                  Exchange Rights...........................................11

                  Redemption Procedures.....................................12

                  Trustees..................................................12

            Comparison of Shareholder Rights................................13

            Capitalization of the Funds.....................................13

      Required Vote.........................................................13

      Board Recommendation..................................................13

PART 3 -  MORE ON PROXY VOTING AND SHAREHOLDER MEETINGS.....................13

PART 4 -  FUND INFORMATION..................................................16

PART 5 -  PROSPECTUS OF GRADISON GOVERNMENT RESERVES FUND...................16

PART 6 -  FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION......17

PART 1 -  AN OVERVIEW

      The Board of Trustees of The Victory Portfolios (the "Trust") has sent you this Combined Proxy Statement and Prospectus to ask for your vote on a proposal to reorganize your Fund into the Gradison Government Reserves Fund. Your Fund has scheduled a shareholder meeting for September 13, 2001 to consider the proposal.

PART 2 - PROPOSAL TO APPROVE THE REORGANIZATION OF THE U.S. GOVERNMENT OBLIGATIONS FUND

               Introduction

      The Board of Trustees of the Trust, on behalf of your Fund and the Gradison Government Reserves Fund, both of which are series of the Trust, has approved an Agreement and Plan of Reorganization and Termination under which your Fund would be reorganized into the Gradison Government Reserves Fund. In this Combined Proxy Statement and Prospectus, we refer to the Agreement and Plan of Reorganization and Termination as the "Plan of Reorganization," and to the transactions described in the Plan of Reorganization as the "reorganization."

      The primary purpose of the proposal is to improve operating efficiencies.

      You will not have to pay federal income taxes solely as a result of the reorganization of your Fund.

      To adopt the Plan of Reorganization, we need shareholder approval.

      The next few pages of this Combined Proxy Statement and Prospectus discuss some of the details of the proposed reorganization and how it will affect your Fund and you.

               How the Reorganization Works

      If you approve the proposals discussed in this Combined Proxy Statement and Prospectus, your Fund would reorganize into the Gradison Government Reserves Fund. The reorganization would work as follows:

     o If you approve the Plan of Reorganization, your Fund would transfer substantially all its assets and liabilities to the Gradison Government Reserves Fund, in exchange for shares of the Gradison Government Reserves Fund.

     o Your Fund would distribute to you the Gradison Government Reserves Fund shares it receives. If you hold Investor Shares, you would receive Trust Shares of Gradison Government Reserves Fund. If you hold Select Shares, you would receive Class G Shares of Gradison Government Reserves Fund. The dollar value of Gradison Government Reserves Fund shares would be the same as the dollar value of your Fund shares.

     o You would become a shareholder of Trust Shares or Class G Shares of Gradison Government Reserves Fund, depending on which class or classes you held in your Fund. Your Fund would then cease operations.

     o You will not have to pay any federal income tax solely as a result of the reorganization.

      Your Fund and Gradison Government Reserves Fund have similar investment objectives and investment policies, in that they both invest in "government securities." We describe the differences in the investment policies and principal risks later in this document. After the reorganization, we anticipate that the same portfolio manager who currently manages your Fund will manage the Gradison Government Reserves Fund. Victory Capital Management Inc. (the "Adviser") currently is the investment adviser of each Fund.

               How the Fees of the U.S. Government Obligations Fund Compare to the Fees of the Gradison Government Reserves Fund

      Both your Fund and the Gradison Government Reserves Fund, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services, and other activities. The following table describes the fees and expenses you may pay if you invest in the Investor Shares and Select Shares of your Fund or the Class G Shares of the Gradison Government Reserves Fund. The table also shows the expenses shareholders of the Gradison Government Reserves Fund may pay after the reorganization (pro forma). The Funds' actual expenses may be more or less than the amounts shown below.


                                                   Gradison
                                                  Government
                                 U.S. Government   Reserves
                                Obligations Fund     Fund         Pro Forma
Shareholder Transaction         Investor Select    Class G    Trust     Class G
Expenses (paid directly from    ----------------   --------   ------    -------
your investment)(1)              Shares   Shares    Shares     Shares(2) Shares
                                 ------   ------    ------     ------    ------

Maximum Sales Charge Imposed      None     None      None       None      None
on Purchases (as a percentage
of offering price)
Sales Charge Imposed on           None     None      None       None      None
Reinvested Dividends
Deferred Sales Charge             None     None      None       None      None
Redemption Fees                   None     None      None       None      None
Exchange Fees                     None     None      None       None      None


Annual Fund Operating Expenses
(as a percentage of average
daily net assets)
Management Fees                   0.35%    0.35%    0.43%(3)  0.39%(3)  0.39%(3)
Distribution (Rule 12b-1) Fees    0.00%    0.00%    0.10%     0.00%     0.00%

                                                   Gradison
                                                  Government
                                 U.S. Government   Reserves
                                Obligations Fund     Fund         Pro Forma
Shareholder Transaction         Investor Select    Class G    Trust     Class G
Expenses (paid directly from    ----------------   --------   ------    -------
your investment)(1)              Shares   Shares    Shares     Shares(2) Shares
                                 ------   ------    ------     ------    ------

Other Expenses (includes a        0.16%    0.41%    0.37%     0.16%     0.40%
shareholder servicing fee of
0.25% applicable to Select
Shares of U.S. Government
Obligations Fund and Class G
Shares of Gradison Government
Reserves Fund after the
Reorganization)
Total Fund Operating Expenses     0.51%    0.76%    0.90%4    0.55%     0.79%
Fee Waivers                                                   0.04%     0.03%
Total Operating Expenses                                      0.51%(5)  0.76%(5)

(1) You may be charged additional service fees if you buy, exchange, or sell shares through a broker or agent.
(2) On May 23, 2001, the Board of Trustees of the Trust approved the addition of Trust Shares to the Gradison Government Reserves Fund. If shareholders approve the reorganization, following the Closing, the holders of Investor Shares and Select Shares of your Fund will receive Trust Shares and Class G Shares, respectively, of the Gradison Government Reserves Fund.
(3) Fee is based upon the average daily net assets of the Fund at an annual rate of 0.50% of the first $400 million, 0.45% of the next $600 million, 40% of the next $1 billion and 0.35% thereafter.
(4) The Adviser intends to voluntarily waive its fees and/or reimburse expenses to ensure that the net operating expenses of the Class G Shares, for any period for which the waivers or reimbursements are in effect, do not exceed 0.79%. This waiver/reimbursement may be terminated at any time.
(5) The Adviser has contractually agreed to waive its management fees and reimburse expenses, as allowed by law, so that the net operating expenses of the Trust Shares and the Class G Shares do not exceed 0.51% and 0.76% , respectively, until the later of September 30, 2002, or one year from the completion of the reorganization.

      Example. This Example is intended to help you compare the cost of investing in the U.S. Government Obligations Fund with the cost of investing in the Gradison Government Reserves Fund and other mutual funds.

      The Example assumes that you invest $10,000 in either of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except that the Example assumes that the Pro Forma expenses of the Trust Shares and Class G Shares reflect the fee waivers set forth in the table above for the one year period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                              1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------------------------
U.S. Government Obligations Fund - Investor      $52     $164    $285     $640
Shares
--------------------------------------------------------------------------------
U.S. Government Obligations Fund - Select        $78     $243    $422     $942
Shares
--------------------------------------------------------------------------------
Gradison Government Reserves Fund - Class G      $92     $287    $498   $1,108
--------------------------------------------------------------------------------
Pro Forma - Trust Shares                         $52     $172    $303     $685
--------------------------------------------------------------------------------
Pro Forma - Class G Shares                       $78     $249    $436     $975
--------------------------------------------------------------------------------

               Information about the Reorganization

      This section describes some information you should know about the reorganization.

      Description of transaction. The Plan of Reorganization provides that your Fund will transfer substantially all of its assets to the Gradison Government Reserves Fund in exchange for Trust Shares and Class G Shares of the Gradison Government Reserves Fund in the same proportion as the Investor Shares and Select Shares of your Fund. The Gradison Government Reserves Fund also will assume substantially all of your Fund's liabilities. After this transaction, your Fund will give you either Trust Shares or Class G Shares of Gradison Government Reserves Fund (the "Closing"). The dollar value of the shares you receive will be equal to the dollar value of your Fund shares owned at the end of business on the day the Closing. You will not pay a sales charge or any other fee as part of this transaction. The Funds will bear certain expenses that are normal with this type of reorganization.

      Please see the Plan of Reorganization for a more detailed description of the reorganization. You can find the Plan of Reorganization in Part 6 of this Combined Proxy Statement and Prospectus.

      Tax status of reorganization. Your Fund expects to obtain an opinion of counsel saying, in effect, that you will not have to pay any federal income taxes solely as a result of the reorganization. Your Fund or the Gradison Government Reserves Fund, however, may pay a dividend or distribute a taxable gain prior to the reorganization. You may be liable for taxes on those distributions.

      Conditions of the reorganization. Before the reorganization can occur, both your Fund and the Gradison Government Reserves Fund must satisfy certain conditions. For example:

     o Each Fund must receive an opinion of counsel stating, in effect, that you will not pay any federal income taxes solely as a result of the reorganization;

     o Each Fund must receive an opinion of counsel certifying to certain matters concerning the legal existence of each Fund;

     o A "majority of the outstanding voting securities" of each class of your Fund must approve the reorganization; and

     o The Trust, on behalf of your Fund and Gradison Government Reserves Fund must receive an order from the SEC, if required.

      SEC order. As of June 15, 2001, affiliates of the Adviser held shares of both your Fund and the Gradison Government Reserves Fund as record holders for the benefit of their customers. To the extent that the Adviser's affiliates owned more than 5% of the "outstanding voting securities" of either your Fund or Gradison Government Reserves Fund, the Adviser may be deemed to be an "affiliated person" of that Fund for reasons other than it being the Fund's investment adviser. Because of this affiliation, an order from the SEC may be required to carry out the reorganization. The Adviser and the Trust have applied for an order that would grant certain exemptions to allow the reorganization to occur.

               Why We Want to Reorganize the U.S. Government Obligations Fund

      The Adviser believes that the reorganization will benefit both of the Funds. Among other things, the Adviser believes the reorganization will:

     o Result in economies of scale. That is, the increased assets of two combined Funds could possibly reduce expenses over time by spreading fixed costs over a larger asset base.

     o Going forward, eliminate duplicative efforts that separate entities may require, such as accounting services, resulting in more efficient operations of the Gradison Government Reserves Fund.

               Considerations by the Board of Trustees

     On May 23, 2001, the Board of Trustees of the Trust, on behalf of both your Fund and Gradison Government Reserves Fund, unanimously approved the proposed Plan of Reorganization. The Trustees concluded that the reorganization

     o was in the best interests of the shareholders of both your Fund and the Gradison Government Reserves Fund, and

     o would not result in any dilution of the value of your investment or the investment of the shareholders of the Gradison Government Reserves Fund.

      In approving the Plan of Reorganization, the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) (the "Independent Trustees"), considered that, among other things:

     o the investment objectives and policies of your Fund and those of the Gradison Government Reserves Fund are similar;

     o merging your Fund with the Gradison Government Reserves Fund would result in the combined fund having a larger asset base which, over time, may result in economies of scale and offer improved services to shareholders; and

     o the reorganization by itself will not cause the shareholders of either Fund any federal income tax liability.

               How your Fund compares to the Gradison Government Reserves Fund

      For complete information about the Gradison Government Reserves Fund, please refer to the prospectus included with this Combined Proxy Statement and Prospectus.

      For complete information about your Fund, please refer to your Fund's prospectus. You also can call us at (800) 539-FUND (800-539-3863) for a free copy of your Fund's prospectus.

The information contained in your Fund's prospectus is incorporated by reference into this Combined Proxy Statement and Prospectus.

                  Comparison of Investment Objectives. The following table compares the investment objectives of your Fund and Gradison Government Reserves Fund.

--------------------------------------------------------------------------------
U.S. Government Obligations Fund         Gradison Government Reserves Fund
--------------------------------------------------------------------------------
To provide current income consistent     To maximize current income to the
with liquidity and stability of          extent consistent with the
principal.                               preservation of capital and the
                                         maintenance of liquidity.
--------------------------------------------------------------------------------

                  Comparison of Investment Policies and Strategies. Both your Fund and the Gradison Government Reserves Fund are money market funds. That is, they both invest in short-term debt obligations and are designed to maintain a stable value of $1.00 per share. (Of course, there is no guarantee that they will be able to do so.) Although your Fund and the Gradison Government Reserves Fund have similar investment policies and strategies, there are some differences. The following table compares the principal investment policies and strategies of your Fund and Gradison Government Reserves Fund.

--------------------------------------------------------------------------------
U.S. Government Obligations Fund         Gradison Government Reserves Fund
--------------------------------------------------------------------------------
Invests only in short-term U.S.          Invests primarily in obligations of
government securities backed by the      the Student Loan Marketing
full faith and credit of the U.S.        Association, the Federal Farm Credit
Treasury, and repurchase agreements      Banks, Federal Home Loan Banks, and
collateralized by these securities.      certain instrumentalities that are
                                         "wholly owned Government corporations"
Under normal market conditions, the      such as the Tennessee Valley Authority
Fund primarily invests in:               which are supported only by the credit
                                         of those entities, and that are not
o  U.S. Treasury bills, notes, and       backed by the full faith and credit of
   other obligations issued or           the U.S. Treasury.
   guaranteed by the U.S. government.
o  Repurchase agreements                 May also invest in securities issued
   collateralized by obligations of the  by the U.S. government, its agencies
   U.S. government.                      and instrumentalities that are backed
                                         by the full faith and credit of the
                                         U.S. Treasury.

                                         Will limit its investments to those
                                         obligations and securities that are
                                         permissible investments by Federal
                                         credit unions.

                                         May invest in adjustable rate
                                         securities.

                                         The Gradison Government Reserves Fund
                                         plans, as much as possible, to invest
                                         in securities that are exempt from
                                         personal property taxes levied by some
                                         states and that pay interest that is
                                         exempt from state and local income
                                         taxes.
--------------------------------------------------------------------------------

                  Comparison of Principal Investment Risks. The following table compares the principal investment risks of investing in your Fund and Gradison Government Reserves Fund.

--------------------------------------------------------------------------------
U.S. Government Obligations Fund         Gradison Government Reserves Fund
--------------------------------------------------------------------------------
You may lose money if any of the         Same as U.S. Government Obligations
following occurs:                        Fund, plus:

o    The portfolio manager does not      o  An agency or instrumentality
     execute  the Fund's  principal         defaults on its obligation and the
     investment strategies                  U.S. government does not provide
     effectively.                           financial support.
o    The market  value of  floating
     or  variable  rate  securities
     falls to the  extent  that the
     Fund's  share  price  declines
     below $1.00.
o    Rapidly rising  interest rates
     cause  securities  held by the
     Fund to  decline  in value and
     cause the Fund's  share  price
     to decline below $1.00.
o    Interest rates decline,
     resulting in a lower yield for
     the Fund.
--------------------------------------------------------------------------------

                  Comparison of Potential Risks and Rewards/Performance. Both Funds have their own risks and potential rewards. The charts and tables below compare the potential risks and rewards of investing in each Fund.

      The bar charts shown below provide an indication of the risks of investing in each Fund by showing changes in each Fund's performance for various time periods ending December 31. The bar charts show returns for the Select Shares of your Fund and the Class G Shares of the Gradison Government Reserves Fund. The figures shown in the bar charts and tables assume reinvestment of dividends.

      Keep in mind that past performance does not indicate future results.


                        U.S. Government Obligations Fund*

         ----------------------------------------------------------------------
 15.00%
         ----------------------------------------------------------------------
 10.00%  5.71%                       5.45%                              5.55%
         ----------------------------------------------------------------------
 5.00%          3.31%  2.61%  3.69%         4.89%  4.76%  4.78%  4.32%
         ----------------------------------------------------------------------
 0.00%
         ----------------------------------------------------------------------
 -5.00%
         ----------------------------------------------------------------------
          1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
-------------------------------------------------------------------------------
*The total return for the Select Shares of the U.S. Government Obligations Fund from January 1, 2001 to June 30, 2001 was 2.12%

      During the period shown in the bar chart, the highest return for a quarter was 1.56% (quarter ending March 31, 1991) and the lowest return for a quarter was 0.64% (quarter ending June 30, 1993).

                       Gradison Government Reserves Fund*

         ----------------------------------------------------------------------
 10.00%  5.47%                       5.24%                              5.74%
         ----------------------------------------------------------------------
 5.00%          3.33%  2.51%  3.45%         4.75%  4.90%  4.87%  4.51%
         ----------------------------------------------------------------------
 0.00%
         ----------------------------------------------------------------------
 -5.00%
         ----------------------------------------------------------------------
          1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
-------------------------------------------------------------------------------
*The total return for the Class G Shares of the Gradison Government Reserves
 Fund from January 1, 2001 to June 30, 2001 was 2.27%.

      During the period shown in the bar chart, the highest return for a quarter was 1.52% (quarter ending March 31, 1991) and the lowest return for a quarter was 0.60% (quarter ending September 30, 1993).

      The average annual total returns for the two Funds for the periods ended December 31, 2000 are as follows:

-------------------------------------------------------------------------------
Average Annual Total Returns                  Past One  Past 5    Past 10 years
                                                                   or since
                                                Year     Years     inception
-------------------------------------------------------------------------------
U.S. Government Obligations Fund - Investor     5.81%     N/A       5.16%*
Shares
-------------------------------------------------------------------------------
U.S. Government Obligations Fund - Select
Shares                                          5.55%    4.86%      4.50%**
-------------------------------------------------------------------------------
Gradison Government Reserves Fund - Class G     5.74%    4.96%      4.47%**
Shares***
-------------------------------------------------------------------------------
*   Average annual total return since inception, January 8, 1997.
**  Average annual total return for the past 10 years.
*** Gradison Government Reserves Fund also has a Trust Shares class which was created on May 23, 2001, but will not begin operation until the completion of the reorganization.

      The seven-day yields of the Funds for the seven-day period ending June 29, 2001 are as follows:

      ---------------------------------------------------------------
      U.S. Government Obligations Fund - Investor Shares        3.36%
      ---------------------------------------------------------------
      U.S. Government Obligations Fund - Select Shares          3.13%
      ---------------------------------------------------------------
      Gradison Government Reserves Fund - Class G Shares        3.42%
      ---------------------------------------------------------------

      The effective yields of the Funds for the seven-day period ending June 29, 2001 are as follows:

      ----------------------------------------------------------------
      U.S. Government Obligations Fund - Investor Class          3.42%
      ----------------------------------------------------------------
      U.S. Government Obligations Fund - Select Class            3.17%
      ----------------------------------------------------------------
      Gradison Government Reserves Fund - Class G Shares         3.48%
      ----------------------------------------------------------------

                  Comparison of Operations.

                          Investment Advisory Agreement

      The Adviser serves as investment adviser to both your Fund and the Gradison Government Reserves Fund. The Adviser is a New York corporation registered as an investment adviser with the SEC. The Adviser, a wholly owned subsidiary of KeyCorp, oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. The Adviser and its affiliates manage approximately $75 billion. The Adviser's address is 127 Public Square, Cleveland, Ohio 44114.

                          Distribution Plans

      The Trust has adopted a Rule 12b-1 Distribution and Service Plan for each class of each Fund. The share classes, other than the Class G Shares of the Gradison Government Reserves Fund, do not make any payments under these plans. The Class G Shares of Gradison Government Reserves Fund currently pay the Fund's Distributor a distribution and service fee of 0.10%. Upon the completion of the reorganization, the Glass G Shares of Gradison Government Reserves Fund will pay no distribution and service fee. The Rule 12b-1 Distribution and Service Plan was adopted by the Board of Trustees on behalf of the Trust Shares of Gradison Government Reserves Fund on May 23, 2001.

                         Shareholder Servicing Plan

      The Trust has adopted a Shareholder Servicing Plan for the Select Shares of your Fund and for the Class G Shares of the Gradison Government Reserves Fund. For the services provided by shareholder servicing agents for their customers who are shareholders of the Funds, the Select Shares of your Fund currently pay and, upon the completion of the reorganization, the Class G Shares of the Gradison Government Reserves Fund will pay, a fee at an annual rate of up to 0.25% of the average daily net assets of the class. Over time these fees will increase the cost of your investment.

      The Adviser and the Distributor (and their affiliates) may pay, from their own resources, unaffiliated financial institutions that provide administrative and recordkeeping services or provide distribution services to the Funds.

                         Administrator, Distributor, Transfer Agent, Dividend Disbursing Agent and Custodian

      Administrator. BISYS Fund Services Ohio, Inc. ("BISYS") acts as administrator for both Funds. For the administration services rendered to the Funds and related expenses borne by BISYS, each Fund pays BISYS a fee, computed daily and paid monthly, at the following rates based on each Fund's average daily net assets: 0.15% for portfolio assets of $300 million and less, 0.12% for the next $300 million through $600 million of portfolio assets, and 0.10% for portfolio assets greater than $600 million. BISYS may periodically waive all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution to shareholders.

      Sub-Administrator. The Adviser serves as sub-administrator to the Trust. As such, the Adviser assists BISYS in all respects of the operation of the Trust, except those performed by the Adviser under the Investment Advisory Agreement. For its services, BISYS pays the Adviser an annual rate up to 0.05% of each Fund's average daily net assets.

      Distributor. BISYS Fund Services Limited Partnership serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

      Transfer Agent and Dividend Disbursing Agent. BISYS serves as transfer agent and dividend disbursing and shareholder servicing agent for the Funds, pursuant to a Transfer Agency and Service Agreement. Under its agreement with the Trust, BISYS has agreed to (1) issue and redeem shares of the Trust; (2) address and mail all communications by the Trust to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (3) respond to correspondence or inquiries by shareholders and others relating to its duties; (4) maintain shareholder accounts and certain sub-accounts; and (5) make periodic reports to the Trustees concerning the Trust's operations.

      Fund Accounting. Pursuant to a fund accounting agreement between the Trust and BISYS, in which BISYS calculates each Fund's net asset value, dividend and capital gain distribution, and yield; provides security position reports, summary reports of transactions and pending maturities, and cash position reports; and maintains the general ledger and accounting records for the Funds, BISYS receives the following annual fees:

      0.03% of the first $100 million of each Fund's daily average net assets; 0.02% of the next $100 million of average daily assets;
      0.01% of the next $300 million of average daily assets; and 0.005% of net assets over $500 million.

      These annual fees are subject to a minimum monthly asset charge of $2,500 and a maximum yearly fee of $120,000 per Fund. These charges do not include out-of-pocket expenses or multiple-class charges of $833 per month assessed for each class of shares after the first class.

      Custodian. Cash and securities owned by each Fund are held by KeyBank National Association.

                         Dividends and Other Distributions

      Both Funds distribute substantially all of their net investment income and net capital gains, if any, to shareholders to the extent required for the Funds to qualify for favorable federal tax treatment. The Funds declare and pay dividends separately for each class of shares, from their net investment income. Dividends are declared daily and paid monthly. Long-term capital gains distributions are normally paid once a year.

     Distributions can be received in one of the following ways:

 o Reinvestment Option. You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

 o Cash Option. Your Fund will send you a check no later than seven days after the dividend payment date.

 o Direct Dividends Option. In most cases, you can automatically reinvest distributions in shares of another Fund of The Victory Portfolios. If you reinvest your distributions in a Fund which has a sales charge, you may pay a sales charge on the reinvested distributions.

 o Directed Bank Account Option. You can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, your Fund will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to your account.

                         Purchase Procedures

      You may purchase shares of the Funds without a sales charge. The minimum investment required to open an account in either Fund is $500 and additional investments must be at least $25. These minimums may be waived for certain group purchases. Purchase orders become effective when the Fund receives the necessary information about the purchaser's account and provision for payment has been made. Upon completion of the reorganization, Trust Shares of Gradison Government Reserves Fund will be available only for investment by accounts for which KeyBank (or its affiliates), as a fiduciary, has sole or shared investment responsibility.

                         Exchange Rights

      Shares of either Fund may be exchanged for shares of the same class of any other series of The Victory Portfolios. After the reorganization, you will not be able to exchange your Trust Shares of the Gradison Government Reserves Fund for shares of any other series of The Victory Portfolios, because no other series currently has Trust Shares. You may, however, sell your Trust Shares of the Gradison Government Reserves Fund and purchase shares of any other series of The Victory Portfolios. When you exchange shares of the Funds, you should keep the following in mind:

     o Shares of the Fund selected for exchange must be available for sale in your state of residence.

     o The Fund whose shares you would like to exchange and the fund whose shares you want to buy must both offer the exchange privilege.

     o If you exchange into a Fund with a sales charge, you pay the percentage point difference, if any, between the sales charge of the Fund acquired and the sales charge you previously paid in connection with the shares you are exchanging.

     o On certain business days, such as Veterans Day and Columbus Day, the Federal Reserve Bank of Cleveland is closed. On those days, exchanges to or from either Fund will be processed on the exchange date, with the corresponding purchase or sale of the Fund shares being effected on the next business day.

     o You must meet the minimum purchase requirements for the Fund you purchase by exchange.

     o The registration and tax identification numbers of the two accounts must be identical.

     o You must hold the shares you buy when you establish your account for at least ten business days before you can exchange them; after the account is open ten business days, you can exchange shares on any business day.

     o The Funds may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Funds may terminate or modify the exchange privilege at any time on 30 days' notice to shareholders.

     o Before exchanging, read the prospectus of the Fund you wish to purchase by exchange.

     o An exchange of Fund shares constitutes a sale for tax purposes, unless the exchange is made within an IRA or other tax-deferred account. However, you will not have to pay federal income taxes solely as a result of the reorganization.

                         Redemption Procedures

      Shareholders of either Fund may redeem their shares by mail, telephone, or wire.

      If requests by shareholders of your Fund are received in good order by 2:00 p.m. Eastern Time, your redemption will be processed the same day. Requests by shareholders of Gradison Government Reserves Fund must be received by 12:00 p.m. Eastern Time to be processed the same day.

      Shareholders of both Funds may redeem their shares by telephone and receive the proceeds by wire. If you call your Fund by 2:00 p.m. Eastern Time, your proceeds will be wired on the next business day. Shareholders of the Gradison Government Reserves Fund must call by 12:00 p.m. Eastern Time to have their proceeds wired the next business day.

                         Trustees

      The Board of Trustees of the Trust is responsible for the management of both Funds.

                  Comparison of Shareholder Rights. As series of the Trust, both Funds' shareholders have the same rights, including, but not limited to, par value, preemptive rights, preference and appraisal rights.

                  Capitalization of the Funds. The table below shows existing capitalization as of October 31, 2000, as well as pro forma capitalization as of the same date, which reflects the impact of any corporate actions, including accounting adjustments, required to facilitate the reorganization. For these reasons, the total pro forma combined Total Net Assets may differ from the combined net assets of the Funds prior to the reorganization.

--------------------------------------------------------------------------------
                                                                   Shares
                                                   Total Net    Outstanding
                                                  Assets (000)     (000)
--------------------------------------------------------------------------------
  U.S.  Government  Obligations  Fund - Investor      $424,927      424,898
  Shares
--------------------------------------------------------------------------------
  U.S.  Government  Obligations  Fund  -  Select    $1,939,298    1,939,377
  Shares
--------------------------------------------------------------------------------
  Gradison Government Reserves Fund - Class G       $2,135,527    2,135,526
  Shares
--------------------------------------------------------------------------------
  Pro Forma - Trust Shares                            $424,927      424,898
--------------------------------------------------------------------------------
  Pro Forma - Class G Shares                        $4,074,825    4,074,903
--------------------------------------------------------------------------------

               Required Vote

      Approval of the Proposal requires approval of a majority of the outstanding voting securities of each class of your Fund. Should the Plan of Reorganization not be approved by one or both of the classes of your Fund, the Board of Trustees would determine what, if any, further action should be taken, including continuing to operate your Fund or liquidating it. A majority of the outstanding voting securities means the lesser of one more than half of the number of shares that are issued and outstanding as of the Record Date or 67% of the voting shares present at the Meeting if more than 50% of the voting shares are present at the Meeting in person or by proxy.

               Board Recommendation

                      THE BOARD OF TRUSTEES RECOMMENDS THAT
                      SHAREHOLDERS VOTE "FOR" THE PROPOSAL

      PART 3 -    MORE ON PROXY VOTING AND SHAREHOLDER MEETINGS

      General information about proxy voting. The Board of Trustees of the Trust is soliciting your proxy to vote on the matters described in this Combined Proxy Statement and Prospectus. We expect to solicit proxies primarily by mail, but representatives of the Adviser, BISYS or others may communicate with you by mail or by telephone or other electronic means to discuss your vote. We have also retained Georgeson Shareholder Communications Inc. to assist us in this solicitation. Representatives of Georgeson Shareholder Communications Inc. may contact you if we do not receive your ballot. We estimate the cost of the outside proxy solicitor to be approximately $168,700. This proxy solicitation is made by and on behalf of the Board of Trustees of the Trust. The Adviser will pay one-half the costs of solicitation, and your Fund and Gradison Government Reserves Fund will pay, pro rata, the other one-half of the costs of solicitation, based on the number of shareholders of each Fund. We will ask broker-dealers and other institutions that hold shares for the benefit of their customers to send the proxy materials to the beneficial owners and to obtain authorization to vote on their behalf.

      You may vote directly over the telephone by calling 888-737-6266. You may also fax your ballot to 800-733-1885 or return it by mail. Internet voting is available at www.proxyweb.com.

      Only shareholders of record of your Fund at the close of business on the record date, June 15, 2001, may vote at the Meeting. As of the record date, your Fund had 107,259,979 shares issued and outstanding, with 19,428,593 Investor Shares and 87,831,386 Select Shares.

      As of June 15, 2001, the Trustees and officers of your Fund, as a group, owned less than 1% of the outstanding shares of your Fund. To the best knowledge of the Funds no shareholders owned beneficially 5% or more of the outstanding shares of the Funds as of June 15, 2001. The following shareholders owned of record 5% or more of the outstanding shares of the Funds as of June 15, 2001:

------------------------------------------------------------------------------
       Fund                 Name and Address           Percent of Fund Owned
                                                                 of Record
------------------------------------------------------------------------------
U.S. Government    SNBOC and Company                           98.89%
Obligations Fund   4900 Tiedeman Rd
Investor Shares    Cleveland, OH  44144-2338
------------------------------------------------------------------------------
U.S. Government    SNBOC and Company                           17.94%
Obligations Fund   4900 Tiedeman Rd
Select Shares      Cleveland, OH  44144-2338
------------------------------------------------------------------------------
                   SNBOC and Company                           31.14%
                   4900 Tiedeman Rd
                   Cleveland, OH  44144-2338
------------------------------------------------------------------------------
                   SNBOC and Company                           40.27%
                   4900 Tiedeman Rd
                   Cleveland, OH  44144-2338

------------------------------------------------------------------------------
                   McDonald & Co. Securities                   6.37%
                   The Exclusive Benefit of Customers
                   580 Walnut St
                   Cincinnati, OH  45202-3110
------------------------------------------------------------------------------
Gradison           McDonald & Co. Securities                   88.84%
Government         The Exclusive Benefit of Customers
Reserves Fund      580 Walnut St
Class G            Cincinnati, OH  45202-3110
------------------------------------------------------------------------------

      You may cast one vote for the proposal for each whole share that you own of your Fund. We count your fractional shares as fractional votes. If we receive your proxy before the Meeting date, we will vote your shares as you instruct the proxies. If you sign and return your proxy, but do not specify instructions, we will vote your shares in favor of the proposal. You may revoke your proxy at any time before the Meeting if you notify us in writing, or if you attend the Meeting in person and vote in person.

      If a proxy represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power), or if a proxy is marked with an abstention, the shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business and for determining whether more than 50% of the voting shares of a class are present at the Meeting. These shares, however, will not -be voted. For this reason, abstentions and broker "non-votes" will have no effect on the voting in determining whether the proposal has been adopted by 67% or more of the voting shares present at the Meeting, if more than 50% of the outstanding shares (excluding the "non-votes' and abstentions) of a class are present.

      Your Fund expects that, before the Meeting, broker-dealer firms holding shares of your Fund in "street name" for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms' proxy solicitation materials, it is possible that the broker-dealers that are members of the New York Stock Exchange may interpret the rules of the New York Stock Exchange in such a way so as to permit them to vote on the item to be considered at the Meeting on behalf of their customers and beneficial owners.

      Quorum and adjournments. To vote on the proposal, your Fund requires that a quorum for each class of shares be present, in person or by proxy, at the Meeting. One-third of the shares of each class outstanding on the record date will constitute a quorum. If a quorum is not present at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. An affirmative vote of a majority of the shares of either class present at the Meeting may adjourn the Meeting without further notice, until that class of shares obtains a quorum. In the event a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies, voting separately for each class, may propose one or more adjournments to permit further solicitation of proxies. If this should occur, we will vote proxies for or against a motion to adjourn in the same proportion to the votes received in favor or against the proposal. Any adjourned Meeting may be held within a reasonable time after the date set for the original Meeting, without the necessity of further notice.

      Other business. The Board of Trustees knows of no other business to be brought before the Meeting. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the named proxies will vote all proxies using their best judgment on such matters unless instructed to the contrary.

      Future shareholder proposals. Your Fund is not required to hold annual meetings, unless required to do so by law. If you have a proposal you wish to be considered by shareholders, send your proposal to The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. We do not guarantee that we will be able to include any proposal in a proxy statement.

      Recommendation of the Board of Trustees. After carefully considering all of the issues involved, the Board of Trustees of the Trust has unanimously concluded that the proposal is in the best interests of shareholders. THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSAL.

      PART 4 - FUND INFORMATION

      The Trust is a business trust established under Delaware law. The operations of the Trust are governed by a Trust Instrument dated December 5, 1995, as amended March 27, 2000.

      Each Fund is a separate series of the Trust and, as such, has similar rights under the Trust Instrument of the Trust and applicable Delaware law. You should be aware of the following features of the Funds:

     o    Shares of each class of the Funds participate equally in dividends and
          other  distributions   attributable  to  that  class,   including  any
          distributions in the event of a liquidation.

     o    Each share of the Funds is entitled to one vote for all purposes.

     o Shares of all series of the Trust vote for the election of Trustees and on any other matter that affects all series of the Trust in substantially the same manner, except as otherwise required by law.

     o As to matters that affect each Fund differently, such as approval of an investment advisory agreement, shares of each series vote as a separate series.

     o On matters that affect the classes of a series differently, shares of each class vote separately.

     o Delaware law does not require registered investment companies, such as the Trust or its series, to hold annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.

     o Shareholders have available certain procedures for the removal of Trustees.

     o The Trust indemnifies trustees and officers to the fullest extent permitted under federal and Delaware law.

      Financial Statements. PricewaterhouseCoopers LLP, independent auditors of the Trust, has audited the financial statements included in the Statement of Additional Information for the year ended October 31, 2000.

      PART  5 - PROSPECTUS OF GRADISON GOVERNMENT RESERVES FUND

      A prospectus for the Trust Shares or Class G Shares of Gradison Government Reserves Fund, depending on the class of shares of the Fund you own, is included with your proxy materials.

      PART 6 - FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION



                             THE VICTORY PORTFOLIOS
                        U.S. Government Obligations Fund
                        Gradison Government Reserves Fund

          FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION


      This AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of May 23, 2001, between The Victory Portfolios, a Delaware business trust (the "Trust"), on behalf of Gradison Government Reserves Fund, a series of the Trust ("Acquiring Fund"), and the Trust, on behalf of U.S. Government Obligations Fund, a series of the Trust ("Target"). (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and the Trust is sometimes referred to herein as the "Investment Company.")

      All agreements, representations, and obligations described herein, made or to be taken or undertaken by either Fund, are made or shall be taken or undertaken by the Trust on the Fund's behalf.

      Shares of Target are currently divided into two classes, designated Investor Shares and Select Shares. Shares of Acquiring Fund are currently divided into two classes, designated Trust Shares and Class G Shares.

      In accordance with the terms and conditions set forth in this Agreement, the parties desire that Target transfer substantially all its assets to Acquiring Fund in exchange solely for voting shares of beneficial interest of each comparable class in Acquiring Fund ("Acquiring Fund's Shares") and the assumption by Acquiring Fund of substantially all of Target's liabilities, and that Target distribute Acquiring Fund's Shares pro rata to the holders of shares of beneficial interest in Target ("Target's Shares") in liquidation of Target. All such transactions with respect to Target and Acquiring Fund are referred to herein collectively as the "Reorganization."

      It is intended by the parties hereto that the Reorganization constitute a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The parties hereto hereby adopt this Agreement as a "plan of reorganization" within the meaning of Treasury Regulation Sections 1.368-2(g) and 1.368-3(a).

      In consideration of the mutual promises herein, the parties covenant and agree as follows:

1.    PLAN OF REORGANIZATION AND LIQUIDATION OF TARGET

     1.1. At the Effective Time (as defined in paragraph 3.1), Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefore:

          (a) to issue and deliver to Target the number of full and fractional Acquiring Fund's Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the "NAV" (computed as set forth in paragraph 2.2) of Acquiring Fund's Shares; and

          (b)  to  assume  Target's  liabilities   described  in  paragraph  1.3
               ("Liabilities").

     1.2. Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time as defined in paragraph 3.1.

     1.3. Liabilities shall include (except as otherwise provided herein) all of Target's known liabilities, debts and obligations arising in the ordinary course of business reflected on the books of Target at the Effective Time, and any contingent liabilities, if any, as the Board of Trustees shall reasonably deem exist against Target at the Effective Time, for which contingent and other appropriate liability reserves shall be established on Target's books. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all of its known Liabilities prior to the Effective Time.

     1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

     1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute Acquiring Fund's Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (collectively "Shareholders" and individually a "Shareholder"), in exchange for Target's Shares and in liquidation of Target. To accomplish this distribution, Acquiring
          Fund's transfer agent ("Transfer Agent") shall open accounts on Acquiring Fund's share transfer books in the Shareholders' names and transfer Acquiring Fund's Shares thereto. Each Shareholder's account shall be credited with the pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund's Shares due that Shareholder. All outstanding Target's Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing Acquiring Fund's Shares in connection with the Reorganization. However, certificates representing Target's Shares shall represent Acquiring Fund's Shares after the Reorganization.

     1.6. As soon as reasonably practicable after distribution of Acquiring Fund's Shares pursuant to paragraph 1.5, Target shall be terminated and any further actions shall be taken in connection therewith as required by applicable law. Target shall file such instruments and shall take all other steps necessary to effect a complete liquidation and dissolution of Target.

     1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

     1.8. Any transfer taxes payable upon issuance of Acquiring Fund's Shares in a name other than that of the registered holder on Target's books of Target's Shares exchanged therefor shall be paid by the person to whom Acquiring Fund's Shares are to be issued, as a condition of such transfer.

2.    VALUATION

     2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing as defined in paragraph 3.1 ("Valuation Time"), using the valuation procedures set forth in Target's then current prospectus and statement of additional information less (b) the amount of the Liabilities as of the Valuation Time.

     2.2. For purposes of paragraph 1.1(a), the NAV of Acquiring Fund's Shares shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then current prospectus and statement of additional information.

     2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of the Funds' Pricing Committee.

3.    CLOSING AND EFFECTIVE TIME

     3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Funds' principal offices, located at 3435 Stelzer Road, Columbus, Ohio 43219, on October 12, 2001, or at such other place and/or on such other date upon which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time upon which the parties may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the net value of Target and the NAV for Acquiring Fund is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

     3.2. Target shall deliver to the Trust at the Closing a schedule of its Assets as of the Effective Time, which shall set forth for all portfolio securities included therein their adjusted tax bases and holding periods by lot. Target's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

     3.3. The Transfer Agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the names of Target's Shareholders. The Trust shall issue and deliver a confirmation to Target evidencing Acquiring Fund's Shares to be credited to Target at the Effective Time or provide evidence satisfactory to Target that Acquiring Fund's Shares have been credited to Target's account on Acquiring Fund's books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

     3.4. The Trust, on behalf of Target and Acquiring Fund, respectively, shall deliver at the Closing a certificate executed in its name by its President or a Vice President and dated as of the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct in all material respects at the Effective Time, with the same force and effect as if made at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement.

4.    REPRESENTATIONS AND WARRANTIES

     4.1. Target represents and warrants as follows:

        4.1.1. At the Closing, Target will have good and marketable title to its Assets and full right, power, and authority to sell, assign, transfer, and deliver its Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

        4.1.2. Acquiring Fund's Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

        4.1.3. Target's  current   prospectus  and  statement  of  additional
               information conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

        4.1.4. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not (a) conflict with or violate Delaware law or any provision of the Trust's Trust Instrument or By-laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or
               (b) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as previously disclosed in writing to and accepted by the Trust;

        4.1.5. Except as otherwise disclosed in writing to and accepted by the Trust, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options and futures) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without Target incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or not taken by any other party thereto prior to the Closing;

        4.1.6. Except as otherwise disclosed in writing to and accepted by the Trust on behalf of Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target's knowledge) threatened against Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; Target knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

        4.1.7. The execution, delivery, and performance of this Agreement has been duly authorized as of the date hereof by all necessary action on the part of the Trust's Board of Trustees on behalf of Target, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders and receipt of any necessary exemptive relief or no-action assurances requested from the Securities and Exchange Commission ("SEC") or its staff with respect to Sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

        4.1.8. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

        4.1.9. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Target, except for (a) a proxy statement ("Proxy Statement"), the information for which is included in a combined prospectus and proxy statement filed by Acquiring Fund with the SEC on Form N-14 ("Registration Statement"), (b) receipt of the exemptive relief or no-action assurances referenced in subparagraph 4.1.7, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

       4.1.10. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading. This provision shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by the Trust for use therein.

     4.2. Acquiring Fund represents and warrants as follows:

        4.2.1. Acquiring Fund's Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and nonassessable by the Trust (except as disclosed in the Trust's then current prospectus and statement of additional information). Except as contemplated by this Agreement, Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

        4.2.2. Acquiring Fund's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

        4.2.3. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby (a) will not conflict with or violate Delaware law or any provision of the Trust's Trust Instrument or By-laws or any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or (b) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by the Trust;

        4.2.4. Except as otherwise disclosed in writing to and accepted by the Trust on behalf of Target, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Acquiring Fund's knowledge) threatened against the Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

        4.2.5. The execution, delivery, and performance of this Agreement has been duly authorized as of the date hereof by all necessary action on the part of the Trust's Board of Trustees on behalf of Acquiring Fund, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to receipt of any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

        4.2.6. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by the Trust, except for (a) the filing with the SEC of the Registration Statement and any post-effective amendment thereto, (b) receipt of the exemptive relief or no-action assurances referenced in subparagraph 4.2.5, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

     4.3. The Trust, on behalf of each Fund, represents and warrants to the other as follows:

        4.3.1. The Trust is a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware; and a copy of its Certificate of Trust is on file with the Secretary of the State of Delaware;

        4.3.2. The Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

        4.3.3. Each Fund is a duly established and designated series of the Trust.

5.    COVENANTS

     5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that (a) such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund's normal business activities and (b) each Fund will retain exclusive control of the composition of its portfolio until the Closing, provided that Target shall not dispose of more than an insignificant portion of its historic business assets during such period without Acquiring Fund's prior consent.

     5.2. Target covenants to call a special meeting of shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

     5.3. Target   covenants  that  Acquiring  Fund's  Shares  to  be  delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

     5.4. Target covenants that it will assist the Trust in obtaining such information as the Trust reasonably requests concerning the beneficial ownership of Target's Shares.

     5.5. Target covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to the Trust at the Closing.

     5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal securities laws.

     5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to
          (a) Acquiring Fund, title to and possession of all Target's Assets, and (b)

          Target, title to and possession of Acquiring Fund's Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

     5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such state securities laws as it may deem appropriate in order to continue its operations after the Effective Time.

     5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.    CONDITIONS PRECEDENT

     6.1. Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all the obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

        6.1.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Trust's Board of Trustees on behalf of Target and Acquiring Fund and shall have been approved by Target's shareholders in accordance with applicable law.

        6.1.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under
               Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under Section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain the same would not involve a risk of a material adverse effect on the assets or properties of the Fund.

        6.1.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

        6.1.4. Target shall have received an opinion of Kramer Levin  Naftalis
               & Frankel LLP, counsel to the Trust ("Counsel"), substantially to the effect that:

          6.1.4.1. Acquiring Fund is a validly existing series of the Trust, a business trust duly formed and validly existing and in good standing under the laws of the State of Delaware with the power under its Trust Instrument to carry on its business and to own all of its properties and assets;

          6.1.4.2.  This Agreement (a) has been duly authorized and executed by the Trust on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Target, is a legal, valid and binding obligation of Acquiring Fund, enforceable against Acquiring Fund in accordance with its terms, except as such enforceability may be limited by (i) bankruptcy, insolvency, reorganization, receivership, fraudulent conveyance, moratorium or other laws of general application relating to or affecting the enforcement of creditors' rights and remedies, as from time to time in effect, (ii) application of equitable principles (regardless of whether such enforceability is considered in a proceeding in equity or at law) and (iii) principles of course of dealing or course of performance and standards of good faith, fair dealing, materiality and reasonableness that may be applied by a court to the exercise of rights and remedies;

          6.1.4.3. Acquiring Fund's Shares to be issued and delivered to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized and validly issued and outstanding and fully paid and nonassessable (except as disclosed in the Trust's then current prospectus and statement of additional information);

          6.1.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not (a) materially violate the Trust's Trust Instrument or By-laws or any provision of any agreement to which the Trust (with respect to Acquiring Fund) is a party or by which it is bound or (b) to the knowledge of Counsel, result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree known to Counsel to which the Trust (with respect to Acquiring
                    Fund) is a party or by which it (with  respect to  Acquiring
                    Fund) is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by the Trust;

          6.1.4.5. To the knowledge of Counsel, no consent, approval, authorization or order of any Delaware or Federal Court or governmental authority of the State of Delaware or the United States of America is required for the consummation by the Trust on behalf of Acquiring Fund, of the transactions contemplated by the Agreement, except such as may be required under the 1933 Act, the 1934 Act and the 1940 Act and under securities laws of states other than the State of Delaware;

         6.1.4.6. The Trust is registered with the SEC as an investment company, and to the knowledge of Counsel no order has been
                    issued   or   proceeding    instituted   to   suspend   such
                    registration; and

         6.1.4.7. To the knowledge of Counsel, (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to the Trust (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) the Trust (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by the Trust.

           In rendering such opinion, Counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization; and (v) rely on certificates of officers or trustees of the Trust, in each case reasonably acceptable to the Trust.

        6.1.5. Acquiring Fund shall have received an opinion of Counsel, substantially to the effect that:

          6.1.5.1. Target is a validly existing series of the Trust, a business trust duly organized and validly existing and in good standing under the laws of the State of Delaware with power under its Trust Instrument to own all of its properties and assets and, to the knowledge of Counsel, to carry on its business as presently conducted;

          6.1.5.2. This Agreement (a) has been duly authorized and executed by the Trust on behalf of Target and (b) assuming due authorization, execution, and delivery of this Agreement by the Trust on behalf of Acquiring Fund, is a legal, valid and binding obligation of Target, enforceable against Target in accordance with its terms, except as such enforceability may be limited by (i) bankruptcy, insolvency, reorganization, receivership, fraudulent conveyance, moratorium or other laws of general application relating to or affecting the enforcement of creditors' rights and remedies, as from time to time in effect, (ii) application of equitable principles (regardless of whether such enforceability is considered in a proceeding in equity or at law) and (iii) principles of course of dealing or course of performance and standards of good faith, fair dealing, materiality and reasonableness that may be applied by a court to the exercise of rights and remedies;

          6.1.5.3.  The  execution  and delivery of this  Agreement did not, and the consummation of the transactions contemplated hereby will not, (a) materially violate the Trust's Trust Instrument or By-laws or any provision of any agreement known to Counsel, to which the Trust (with respect to Target) is a party or by which it is bound or (b) to the knowledge of such counsel, result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree known to Counsel to which the Trust (with respect to Target) is a party or by which it (with respect to Target) is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by the Trust;

          6.1.5.4. To the knowledge of Counsel, no consent, approval, authorization or order of any Delaware or Federal Court or governmental authority of the State of Delaware or the United States of America is required for the consummation by the Trust on behalf of Target, of the transactions contemplated by the Agreement, except such as may be required under the 1933 Act, the 1934 Act and the 1940 Act and under securities laws of states other than the State of Delaware;

          6.1.5.5. The Trust is registered with the SEC as an investment company, and to the knowledge of Counsel no order has been
                    issued   or   proceeding    instituted   to   suspend   such
                    registration; and

          6.1.5.6.  To  the  knowledge  of  Counsel,   (a)  no  litigation,
                    administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to the Trust (with respect to Target) or any of its properties or assets attributable or allocable to Target and (b) the Trust (with respect to Target) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by the Trust.

           In rendering such opinion, Counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization, and (v) rely on certificates of officers or trustees of Target; in each case reasonably acceptable to the Trust.

        6.1.6. The Trust, on behalf of Target and Acquiring Fund, shall have received an opinion of Counsel addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences of the Reorganization ("Tax Opinion"). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (and/or in separate letters addressed to Counsel) and each Fund's separate covenants. Each Fund agrees to make reasonable covenants and representations as to factual matters as of the Effective Time in connection with the rendering of such opinion. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

          6.1.6.1. The Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

          6.1.6.2. No gain or loss will be recognized by Target on the transfer to Acquiring Fund of Assets in exchange solely for Acquiring Fund's Shares and Acquiring Fund's assumption of Liabilities or on the subsequent distribution of those shares to the Shareholders in liquidation of Target;

          6.1.6.3. No gain or loss will be recognized by Acquiring Fund on its receipt of Assets in exchange solely for Acquiring Fund's Shares and its assumption of Liabilities;

          6.1.6.4. Acquiring Fund's adjusted tax basis in the Assets acquired will be equal to the basis thereof in Target's hands immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

          6.1.6.5. A Shareholder will recognize no gain or loss on the exchange of Target Shares solely for Acquiring Fund's Shares pursuant to the Reorganization; and

          6.1.6.6. A Shareholder's aggregate tax basis in Acquiring Fund's Shares received by it in the Reorganization will equal its aggregate tax basis in its Target Shares surrendered in exchange therefor, and its holding period for Acquiring Fund Shares will include its holding period for Target Shares, provided Target Shares are held as capital assets by the Shareholder at the Effective Time.

     6.2. At any time before the Closing, either Fund may waive any of the foregoing conditions if, in the judgment of the Trust's Board of Trustees, such waiver will not have a material adverse effect on its shareholders' interests.

7.    BROKERAGE FEES AND EXPENSES

     7.1. The Trust, on behalf of each Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     7.2. The Funds will be responsible for paying pro rata one-half of the expenses incurred in connection with the Reorganization.

8.    ENTIRE AGREEMENT; SURVIVAL

     8.1. Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the Closing.

9.    TERMINATION OF AGREEMENT

     9.1. This  Agreement  may be  terminated  at any  time at or  prior  to the
          Effective   Time,   whether  before  or  after  approval  by  Target's
          Shareholders:

        9.1.1. By either Fund (a) in the event of a material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before October 12, 2001; or

        9.1.2. By the parties' mutual agreement.

     9.2. In the event of termination under paragraphs 9.1.1(a), (b) or (c) or 9.1.2, there shall be no liability for damages on the part of either Fund affected by the termination, or the trustees or officers of the Trust, to the other Fund.

10.   AMENDMENT

     10.1.This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's Shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on such Shareholders' interests.

11.   MISCELLANEOUS

    11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

    11.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

    11.3. The parties acknowledge that the Trust is a business trust. Notice is hereby given that this instrument is executed on behalf of the Trust's Trustees solely in their capacity as trustees, and not individually, and that the Trust's obligations under this instrument on behalf of each Fund are not binding on or enforceable against any of its trustees, officers, or shareholders, but are only binding on and enforceable against the respective Funds' assets and property. Each Fund agrees that, in asserting any rights or claims under this Agreement, it shall look only to the corresponding Fund's assets and property in settlement of such rights or claims and not to such Trustees or shareholders or to the assets of any other series of the Trust.

    11.4. The Trust agrees to indemnify and hold harmless each Trustee of the Trust at the time of the execution of this Agreement against expenses, including reasonable attorneys' fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by such Trustee in connection with any claim that is asserted against such trustee arising out of such person's service as a Trustee of the Trust, provided that such indemnification shall be limited to the full extent of the indemnification that is available to the Trustees of the Trust pursuant to the provisions of the Trust's Trust Instrument and applicable law.

    11.5. The Trust, on behalf of each Fund, hereby waives any conflict arising out of the representation of each Fund by Counsel.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed by its duly authorized officer.

ATTEST:                                  THE VICTORY PORTFOLIOS, on behalf of
                                         the U.S. Government Obligations Fund




By:  _________________________________   By:  ________________________________
        Name                                     Name
        Title                                    Title

ATTEST:                                  THE VICTORY PORTFOLIOS, on behalf of
                                         the Gradison Government Reserves Fund




By:  _________________________________   By:  ________________________________
        Name                                     Name
        Title                                    Title

                                   Part B

                    STATEMENT OF ADDITIONAL INFORMATION
                                July 1, 2001

                        Acquisition of the Assets of
                           THE VICTORY PORTFOLIOS
                      U.S. Government Obligations Fund

                  by and in exchange for all the shares of
                           THE VICTORY PORTFOLIOS
                     Gradison Government Reserves Fund

      This Statement of Additional Information dated July 1, 2001, is not a prospectus, but should be read in conjunction with the Combined Proxy Statement and Prospectus dated July 1, 2001. This Statement of Additional Information is incorporated by reference in its entirety into the Combined Proxy Statement and Prospectus. Copies of the Combined Proxy Statement and Prospectus may be obtained by writing The Victory Portfolios at P.O. Box 182593, Columbus, OH 43218-2593 or by calling toll free 800-539-FUND (800-539-3863).

                             TABLE OF CONTENTS
                                                                                                Page
Statement of Additional Information of Gradison Government Reserves Fund and
U.S. Government Obligations Fund, series of The Victory Portfolios, dated June
29, 2001.                                                                                          1

Comparison of Fundamental Investment Restrictions of the Funds.                                    1

Comparison of Non-Fundamental Investment Restrictions of the Funds.                                3

Financial Statements of Gradison Government Reserves Fund and U.S.
Government Obligations Fund, series of The Victory Portfolios, dated October 31,
2000                                                                                               4

           STATEMENT OF ADDITIONAL INFORMATION OF THE REGISTRANT

      The Statement of Additional Information of Gradison Government Reserves Fund, a series of The Victory Portfolios, dated June 29 2001, as filed with the Securities and Exchange Commission on July 3, 2001, pursuant to Rule 497(c) (File No. 33-08882) hereby is incorporated by reference. You may obtain a copy at no cost by writing The Victory Portfolios, P.O. Box 182593, Columbus, OH 43218-2593 or by calling toll free 800-539-3863.


             STATEMENT OF ADDITIONAL INFORMATION OF U.S. GOVERNMENT
                                OBLIGATIONS FUND

      The Statement of Additional Information of U.S. Government Obligations Fund, a series of The Victory Portfolios, dated June 29, 2001, as filed with the Securities and Exchange Commission on July 3, 2001, pursuant to Rule 497(c) (File No. 33-08882) hereby is incorporated by reference. A copy may be obtained by writing The Victory Portfolios, P.O. Box 182593, Columbus, OH 43218-2593 or by calling toll free 800-539-3863.

           COMPARISON OF THE FUNDAMENTAL INVESTMENT RESTRICTIONS
                                OF THE FUNDS

      The chart below compares the fundamental investment restrictions of the U.S. Government Obligations Fund to those of the Gradison Government Reserves Fund.



----------------------------------------------------------------------------------------------------------------------
                                                                                  Gradison Government
                                    U.S. Government Obligations Fund                Reserves Fund
----------------------------------------------------------------------------------------------------------------------
Senior Securities           The  Fund  may  not  issue  any   senior         The Fund may not issue senior securities
                            security  except  that  (a) the Fund may         except to the extent that such  issuance
                            engage in  transactions  that may result         might  be  involved   with   respect  to
                            in the issuance of senior  securities to         borrowings  subject to  fundamental  the
                            the extent  permitted  under  applicable         restriction listed under the "Borrowing"
                            regulations and  interpretations  of the         section   below  or  with   respect   to
                            1940 Act or an exemptive  order; and (b)         transactions involving futures contracts
                            the Fund may acquire  other  securities,         or the writing of options  and  provided
                            the  acquisition  of which may result in         that  the  Trust  may  issue  shares  of
                            the  issuance of a senior  security,  to         additional  series or  classes  that the
                            the extent  permitted  under  applicable         Trustees may establish.
                            regulations  or  interpretations  of the

Underwriting                The Fund may not underwrite                      The fund may not underwrite the securities
                            securities issued by others,                     of other issuers, except insofar as the Fund
                            except to the extent that the                    may technically be deemed an underwriter
                            Fund may be considered an underwriter within     under the Securities Act, in connection with
                            the meaning of the Securities Act                the disposition of portfolio secrities.
                            in the disposition of restricted
                            securities.

Borrowing                   The Fund may not  borrow  money,  except         The Fund may not  borrow  money,  except
                            that  (a)  the  Fund  may   enter   into         from banks as a temporary measure or for
                            commitments  to purchase  securities  in         extraordinary or emergency purposes such
                            accordance with its investment  program,         as  to  enable   the  Fund  to   satisfy
                            including      delayed-delivery      and         redemption requests where liquidation of
                            when-issued   securities   and   reverse         portfolio   securities   is   considered
                            repurchase agreements, provided that the         disadvantageous,  and not  for  leverage
                            total amount of any such  borrowing does         purposes,  and then only in amounts  not
                            not exceed  33-1/3% of the Fund's  total         exceeding 15% of the total assets of the
                            assets; and (b) the Fund may borrow              Fund at the time of the borrowing. While any

----------------------------------------------------------------------------------------------------------------------
                                                                                  Gradison Government
                                    U.S. Government Obligations Fund                Reserves Fund
----------------------------------------------------------------------------------------------------------------------
                            money   for   temporary   or   emergency          borrowing of greater than 5% of the
                            purposes in an amount not  exceeding  5%          assets is outstanding, the Fund will not
                            of the value of its total  assets at the          purchase additional portfolio securities.
                            time   when  the   loan  is  made.   Any
                            borrowings  representing more than 5% of
                            the Fund's  total  assets must be repaid
                            before  the  Fund  may  make  additional
                            investments.

Real Estate                 The Fund may not  purchase  or sell real          The Fund may not  purchase  or sell real
                            estate  unless  acquired  as a result of          estate. The purchase of securities secured
                            ownership   of   securities   or   other          by real estate which are otherwise allowed by
                            instruments.                                      the Fund's  investment objective and other
                                                                              investment restrictions shall not be
                                                                              prohibited by this restriction.

Lending                     The Fund may not lend any                         The Fund may not make loans, except that the
                            security or make any other loan                   purchase of debt securities as allowed by
                            if, as a result, more than                        its investment objective and other
                            33-1/3% of the Fund's                             investment restrictions, entering
                            total assets would be lent to                     into repurchase agreements, and
                            other parties, but this limitation does           the lending of portfolio securities
                            not apply to purchases of publicly issued         in an amount not to exceed 30% of
                            debt securities or to repurchase                  the value of its total assets
                            agreements.                                       with the collateral value
                                                                              of loaned securities marked-to-market
                                                                              daily and in accordance  with applicable
                                                                              regulations or guidelines established by
                                                                              the SEC shall not be  prohibited by this
                                                                              restriction.

Commodities                 The Fund may not  purchase or sell  physical      The Fund may not  purchase or sell  commodities,
                            commodities unless acquired as a result of        commodity contracts or interests in oil,
                            ownership of securities or other instruments.     gas or other mineral exploration or development
                                                                              programs or leases, except that the
                                                                              purchase or sale of financial futures
                                                                              contracts or options on financial
                                                                              futures contracts is permissible.

Diversification            The Fund may not with  respect to 75% of           The Fund intends to operate as a diversified
                           its   total    assets,    purchase   the           investment company.
                           securities  of any  issuer  (other  than
                           securities  issued or  guaranteed by the
                           U.S.  government  or any of its agencies
                           or  instrumentalities)  if, as a result,
                           (a)  more  than 5% of the  Fund's  total
                           assets   would   be   invested   in  the
                           securities  of that  issuer,  or (b) the
                           Fund  would  hold  more  than 10% of the
                           outstanding  voting  securities  of that
                           issuer.

Concentration              N/A                                                The Fund may not invest more than 25% of
                                                                              its total  assets in the  securities  of
                                                                              issuers in any single industry, provided
                                                                              that  there  shall be no  limitation  on
                                                                              investments  in  obligations  issued  or
                                                                              guaranteed by the U.S.  government,  its
                                                                              agencies or instrumentalities.

                                                                     2

     COMPARISON OF THE NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

The chart below compares the non-fundamental investment restrictions of the U.S. Government Obligations Fund to those of the Gradison Government Reserves Funds.


----------------------------------------------------------------------------------------------------------------------
                                                                                  Gradison Government
                                    U.S. Government Obligations Fund                Reserves Fund
----------------------------------------------------------------------------------------------------------------------
Illiquid                   The Fund may not  invest  more than                The Fund may not  invest  more than
Securities                 10% of its net assets in  illiquid                 10% of its net  assets in  illiquid
                           securities.                                        securities.

Short Sales                The Fund may not make  short  sales                The Fund may not make short sales
and Purchases              of  securities,  other  than  short                securities, on  margin,  except for
on Margin                  sales "against the box," or                        short-term  credit as is  necessary
                           purchase securities on margin                      for the clearance of transactions.
                           except for short-term credits
                           necessary for clearance of
                           portfolio transactions, provided
                           that this restriction  will not be
                           applied to limit the use of
                           options, futures contracts and
                           related options, in the manner
                           otherwise permitted by the
                           investment restrictions, policies
                           and investment program of the Fund.

Other                      The Fund may not invest more than 10% of           The Fund may not invest more than 10% of
Investment                 its net assets in illiquid securities.             its net assets in illiquid securities.
Companies

Mortgage,                  N/A                                                The Fund  will not  mortgage,  pledge or
Pledge, or                                                                    hypothecate    securities    except   in
Hypothecation                                                                 connection  with  permitted  borrowings.
of Securities                                                                 The Fund  has no  current  intention  of
or Assets                                                                     engaging  in the  lending  of  portfolio
                                                                              securities.

Prime Rate                 N/A                                                The Fund may invest up to 10% of
Indexed                                                                       its total assets in prime rate
Adjustable                                                                    indexed adjustable rate securities.
Rate Securities

Zero Coupon                The Fund may invest in zero coupon                 Same
Bonds                      U.S. government  securities without
                           limit.

                            FINANCIAL STATEMENTS

      The audited Financial Statements of Gradison Government Reserves Fund, a series of The Victory Portfolios, are incorporated by reference to the Annual Report of The Victory Portfolios (File No. 33-08882) dated October 31, 2000.

      The audited Financial Statements of U.S. Government Obligations Fund, a series of The Victory Portfolios, are incorporated by reference to the Annual Report of The Victory Portfolios (File No. 33-08882) dated October 31, 2000.

      The following unaudited pro forma financial information combines the Schedules of Portfolio Investments, the Statements of Assets and Liabilities, and the Statements of Operations, as of October 31, 2000, of the U.S. Government Obligation Fund and the Gradison Government Reserves Fund of The Victory Portfolios to reflect the reorganization of the U.S. Government Obligations Fund into the Gradison Government Reserves Fund. The pro forma financial information shows the expected effect of the reorganization transaction on the Gradison Government Reserves Fund.

Gradison Government Reserves Fund and U.S. Government Obligations Fund Pro Forma Combining Schedule of Portfolio Investments
October 31, 2000
(Amounts in thousands)


                                                           Principal Amount                              Market Value
                                          ---------------------------------------------------------------------------------------
                                              U.S.            Gradison                        U.S.        Gradison
                                           Government        Government                    Government    Government
                                          Obligations         Reserves                     Obligations    Reserves
                                              Fund             Fund          Combined        Fund          Fund          Combined
                                              ----             ----          --------        ----          ----          --------
U.S. Government Agencies  (48.9%)
Federal Farm Credit Bank (13.0%)

6.43%*, 11/1/00**                       $                     $37,500         $37,500        $            $37,500         37,500
6.37%, 11/6/00                                                 23,000          23,000                      22,980          22,980
6.39%, 11/8/00                                                 23,600          23,600                      23,571          23,571
4.90%, 11/16/00, MTN                                           10,050          10,050                      10,045          10,045
6.43%*, 11/17/00**                                             50,000          50,000                      49,996          49,996
6.39%, 11/22/00                                                20,000          20,000                      19,925          19,925
6.48%*, 11/22/00**                                             50,000          50,000                      49,984          49,984
6.38%, 11/27/00                                                17,975          17,975                      17,892          17,892
6.47%, 12/1/00                                                 19,000          19,000                      18,998          18,998
6.36%, 12/5/00                                                 14,000          14,000                      13,916          13,916
6.34%, 12/11/00                                                10,000          10,000                       9,930           9,930
6.33%, 12/15/00                                                25,000          25,000                      24,807          24,807
6.34%, 12/18/00                                                25,000          25,000                      24,793          24,793
6.39%, 12/21/00                                                15,000          15,000                      14,867          14,867
6.36%, 12/28/00                                                54,920          54,920                      54,366          54,366
6.37%, 12/29/00                                                55,359          55,359                      54,790          54,790
5.88%, 1/2/01                                                  20,470          20,470                      20,263          20,263
6.35%, 2/1/01                                                  20,000          20,000                      19,997          19,997
6.35%, 2/8/01                                                   7,297           7,297                       7,170           7,170
6.42%, 2/27/01                                                 21,915          21,915                      21,454          21,454
5.70%, 3/5/01                                                  10,000          10,000                       9,954           9,954
6.71%, 5/11/01                                                 25,000          25,000                      24,110          24,110
7.16%, 6/1/01                                                  20,000          20,000                      19,998          19,998
5.88%, 7/2/01                                                  12,313          12,313                      12,241          12,241
                                                                                     --------------------------------------------
                                                                                                          583,547         583,547
Federal Home Loan Bank  (27.9%)
6.39%, 11/1/00                                                 2,530         2,530                        2,530         2,530
6.41%*, 11/1/00**                                             50,000        50,000                       49,972        49,972
6.49%*, 11/1/00**                                             30,000        30,000                       29,987        29,987
6.69%*, 11/1/00**                                             14,675        14,675                       14,674        14,674
6.69%*, 11/1/00**                                             50,000        50,000                       50,000        50,000
6.20%, 11/3/00                                                25,000        25,000                       25,000        25,000
6.46%, 11/10/00                                              296,993       296,993                      296,513       296,513
6.40%, 11/15/00                                               50,000        50,000                       49,876        49,876
6.43%*, 11/20/00**                                            50,000        50,000                       49,979        49,979
6.46%, 11/20/00                                               50,000        50,000                       49,830        49,830
5.00%, 12/1/00                                                10,000        10,000                        9,990         9,990
6.43%, 12/8/00                                                14,000        14,000                       13,907        13,907
6.41%, 12/13/00                                               25,000        25,000                       24,813        24,813
6.44%, 12/15/00                                               36,202        36,202                       35,917        35,917
6.39%, 12/27/00                                              128,037       128,037                      126,764       126,764
6.39%, 12/29/00                                               15,000        15,000                       14,846        14,846
6.38%, 1/3/01                                                 78,813        78,813                       77,932        77,932
6.36%, 1/18/01                                                10,000        10,000                        9,999         9,999
6.48%*, 1/18/01                                               50,000        50,000                       49,975        49,975
6.36%, 1/30/01                                                75,000        75,000                       73,808        73,808
6.35%, 2/6/01                                                 24,724        24,724                       24,301        24,301
6.40%, 2/23/01                                                40,000        40,000                       39,189        39,189
5.63%, 3/19/01                                                30,000        30,000                       29,883        29,883
6.33%, 3/28/01                                                25,000        25,000                       24,354        24,354
6.66%, 4/6/01                                                 25,000        25,000                       25,006        25,006
6.80%, 4/17/01                                                10,000        10,000                        9,995         9,995
6.70%, 5/25/01                                                21,769        21,769                       20,938        20,938
7.08%, 6/29/01                                                25,000        25,000                       25,054        25,054
                                                                                 --------------------------------------------
                                                                                                      1,255,032     1,255,032

Gradison Government Reserves Fund and U.S. Government Obligations Fund Pro Forma Combining Schedule of Portfolio Investments
October 31, 2000
(Amounts in thousands) (continued)


                                                           Principal Amount                              Market Value
                                          ---------------------------------------------------------------------------------------
                                              U.S.            Gradison                        U.S.        Gradison
                                           Government        Government                    Government    Government
                                          Obligations         Reserves                     Obligations    Reserves
                                              Fund             Fund          Combined        Fund          Fund          Combined
                                              ----             ----          --------        ----          ----          --------
Student Loan Marketing Assoc.(7.7%)
6.63%*, 11/7/00**                                              11,500         11,500                        11,492       11,492
6.65%*, 11/7/00**                                              70,000         70,000                        69,996       69,996
6.72%*, 11/7/00**                                              30,000         30,000                        30,000       30,000
6.77%*, 11/7/00**                                              25,000         25,000                        25,000       25,000
6.77%*, 11/7/00**                                              70,000         70,000                        70,001       70,001
6.80%*, 11/7/00**                                              20,000         20,000                        19,989       19,989
6.81%*, 11/7/00**                                              60,000         60,000                        59,990       59,990
6.81%*, 11/7/00**                                              10,000         10,000                        10,001       10,001
6.43%, 1/4/01                                                  32,000         32,000                        31,634       31,634
6.55%, 2/14/01                                                 20,000         20,000                        19,999       19,999
                                                                                    -------------------------------------------
                                                                                                           348,102      348,102
Tennessee Valley Authority (0.3%)
6.00%, 11/1/00                                                 14,279         14,279                        14,279       14,279
                                                                                    -------------------------------------------
Total U.S. Government Agencies
(Amortized Cost $2,200,960)                                                                              2,200,960    2,200,960
                                                                                    -------------------------------------------

U.S. Treasury Obligations  (9.6%)
U.S. Treasury Bill (2.2%)
6.08%, 12/7/00                                100,000                        100,000           99,392                    99,392
                                                                                    -------------------------------------------
U.S. Treasury Notes (7.4%)
5.75%, 11/15/00                                25,000                         25,000           24,997                     24,997
4.63%, 11/30/00                                75,000                         75,000           74,914                     74,914
4.50%, 1/31/01                                 50,000                         50,000           49,733                     49,733
5.00%, 2/28/01                                 25,000                         25,000           24,898                     24,898
5.00%, 4/30/01                                110,000                        110,000          109,090                    109,090
5.63%, 5/15/01                                 50,000                         50,000           49,785                     49,785
                                                                                     -------------------------------------------
                                                                                              333,417                    333,417
                                                                                     -------------------------------------------
Total U.S. Treasury Obligations
(Amortized Cost $432,809)                                                                     432,809                    432,809
                                                                                     -------------------------------------------

Repurchase Agreement (43.1%)

Barclays Capital, Inc., 6.55%,
11/1/00
   (Collateralized by $109,660
    U.S. Treasury Note,
   6.63%, 6/30/01, market value
   $112,200)                            110,000                              110,000          110,000                    110,000

Bear Stearns, 6.58%, 11/1/00
   (Collateralized by $2,294,956
   various U.S. Treasury
   Bonds & Strips, 6.00%-8.75%,
   5/15/17-11/15/27,
   market value $607,794)               590,000                              590,000          590,000                    590,000

Deutsche Bank, 6.58%, 11/1/00
   (Collateralized by $628,269
   various U.S. Government
   Securities, 0.00%-6.25%,
   11/15/00-8/15/05, market
   value $601,800)                      590,000                              590,000          590,000                    590,000

Goldman Sachs Group L.P., 6.55%,
11/1/00
   (Collateralized by $122,170
   various U.S. Treasury
   Notes & Strips 0.00% - 5.88%,
   11/15/04-2/15/12,
   market value $112,201)               110,000                              110,000          110,000                    110,000

Greenwich Partners, 6.55%, 11/1/00
   (Collateralized by $108,533
   various U.S. Treasury
   Notes, 4.75%-6.50%,
   8/15/05-11/15/08, market value
   $112,203)                            110,000                              110,000          110,000                    110,000

Lehman Brothers, Inc., 6.50%,
11/1/00,
   (Collateralized by $288,803
   various U.S. Government
   Securities, 7.50%-10.62%,
   5/15/01-11/15/24, market
   value $107,883)                      105,762                              105,762          105,762                    105,762

Gradison Government Reserves Fund and U.S. Government Obligations Fund Pro Forma Combining Schedule of Portfolio Investments
October 31, 2000
(Amounts in thousands) (continued)

                                                           Principal Amount                              Market Value
                                          ---------------------------------------------------------------------------------------
                                              U.S.            Gradison                        U.S.        Gradison
                                           Government        Government                    Government    Government
                                          Obligations         Reserves                     Obligations    Reserves
                                              Fund             Fund          Combined        Fund          Fund          Combined
Morgan Stanley Dean Witter,
6.45%, 11/1/00
   (Collateralized by $106,890
   various U.S. Treasury
   Notes, 5.50%-6.63%,
   12/31/00-4/30/02, market value
   $108,607)                            105,000                              105,000          105,000                    105,000

Salomon Smith Barney, Inc.,
6.55%, 11/1/00
   (Collateralized by $94,175
   U.S. Treasury Bond,
   7.50%, 11/15/16, market value
   $112,251)                            110,000                              110,000          110,000                    110,000

Warburg Dillon Read, 6.55%,
   11/1/00
   (Collateralized by $207,740
   U.S. Treasury Strips,
   0.00%, 5/15/11, market value
   $112,202)                            110,000                              110,000          110,000                   110,000
                                                                                     -------------------------------------------
Total Repurchase Agreement
(Amortized Cost $1,940,762)                                                                                          0 1,940,762
                                                                                     -------------------------------------------

Total Investments (Amortized Cost
$4,574,531) (a)   -   101.7%                                                                  432,809        2,200,960 4,574,531
                                                                                     -------------------------------------------
Liabilities in excess of other
assets   -   (1.7%)
TOTAL NET ASSETS   -   100.0%                                                                                         $4,574,531
                                                                                      ==========================================




(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2000.

**     Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

The Victory Portfolios
Statements of Assets and Liabilities
October 31, 2000
(Amounts in thousands, except per share amounts)

                                                            U.S.Government         Gradison
                                                             Obligations           Government                      Combined
                                                                Fund-             Reserves Fund     Adjustment      Totals
                                                              -----------         -------------     ----------- -------------
ASSETS:
Investments, at amortized cost                                   $432,809          2,200,960                        2,633,769
Repurchase agreements, at cost                                  1,940,762                  -                        1,940,762
Interest receivable                                                 4,574             12,095                           16,669
Receivable for capital shares issued                                    -                 11                               11
Prepaid expenses and other assets
Total Assets                                                    2,378,161          2,213,066                        4,591,227
                                                              -----------         -------------     ----------- --------------

LIABILITIES:
Cash overdraft                                                          -                626                              626
Dividends payable                                                  12,541             10,600                           23,141
Payable to brokers for investments
purchased                                                               -             64,564                           64,564
Accrued expenses and other payables:
    Investment advisory fees                                          758                543                            1,301
    Administration fees                                                43                 19                               62
    Custodian fees                                                     46                 35                               81
    Accounting fees                                                     2                 17                               19
    Transfer agent fees                                                18                877                              895
    Distribution fees                                                   -                209               (209)            -
    Shareholder service fees - Class G
    Shares                                                            413                  -                209           622
    Other                                                             115                 49                              164
                                                              -----------         -------------     ----------- --------------

    Total Liabilities                                              13,936             77,539                           91,475
                                                              -----------         -------------     ----------- --------------

NET ASSETS:
Capital                                                         2,364,217          2,135,526                868     4,500,611
                                                              ===========         =============     =========== ==============
Undistributed (distribution in excess                                   7                  -               (868)         (861)
of) net investment income
Accumulated undistributed net realized
gains
    from investment transactions                                        1                  1                                2
                                                              -----------         -------------     ----------- -------------

Net Assets                                                     $2,364,225          2,135,527                  -     4,499,752
                                                              ===========         =============     =========== ==============

Net Assets
    Investor Shares                                              $424,927                  -           (424,927)            -
    Trust Shares                                                        -                  -            424,927       424,927
    Select Shares                                               1,939,298                  -         (1,939,298)            -
    Class G Shares                                                      -          2,135,527          1,939,298     4,074,825
                                                              -----------         -------------     ----------- -------------

       Total                                                   $2,364,225          2,135,527                  -     4,499,752

Outstanding units of beneficial
interest (shares)
    Investor Shares                                               424,898                  -           (424,898)            -
    Trust Shares                                                        -                  -            424,898       424,898
    Select Shares                                               1,939,377                  -         (1,939,377)
    Class G Shares                                                      -          2,135,526          1,939,377     4,074,903
       Total                                                    2,364,275          2,135,526                  -     4,499,801
                                                              ===========         =============     =========== ==============

Net asset value
    Offering and Redemption price per
    share - Investor Shares                                    $     1.00                  -                                -
    Offering and Redemption price per
    share - Trust Shares                                       $        -                  -                             1.00
    Offering and Redemption price per
    share - Select Shares                                      $     1.00                  -                                -
    Offering and Redemption price per
    share - Class G Shares                                     $        -               1.00                             1.00
                                                              ===========         =============     =========== ==============

                     See notes to financial statements.

The Victory Portfolios
Statements of Operations
For the Year Ended October 31, 2000
(Amounts in thousands)


                                                            Gradison
                                       U.S. Government      Government                        Combined
                                      Obligations Fund      Reserves Fund   Adjustments        Totals
                                      ----------------      -------------   -----------      --------
Investment Income:
Interest income                            $  135,613       $ 133,100                        $ 268,713
Securities Lending                                  9               -                                9
                                      ----------------      -------------   -----------      --------
    Total Income                              135,622         133,100                          268,722
                                      ----------------      -------------   -----------      --------

Expenses:
Investment advisory fees                        7,934           9,277                           17,211

Administration fees                             2,477           2,375          (210)(a)          4,642
Shareholder service fees-Class G
Shares                                          4,544               -          5,412(b)          9,956

Distribution fees                                   -           2,165        (2,165)(c)              -
Legal and audit fees                              196             202                              398
Custodian fees                                    459             399                              858

Fund accounting fees                              131             126          (120)(d)            137
Printing fees                                     156             450                              606
Registration and filing fees                       36              57                               93
Transfer agent fees                                77           4,346                            4,423
Trustees' fees and expenses                        53              52                              105
Other                                              81             121                              202
                                      ----------------      -------------   -----------      --------
    Total Expenses                             16,144          19,570          2,917            38,631
                                      ----------------      -------------   -----------      --------
Expenses voluntarily reduced                        -         (3,866)        (2,049)(e)         (5,915)
                                      ----------------      -------------   -----------      --------
    Total Expenses                             16,144          15,704            868            32,716
                                      ----------------      -------------   -----------      --------
                                                    -               -              -                 -
Net Investment Income                         119,478         117,396          (868)           236,006

Realized/Unrealized Gains
(Losses) from Investments:
Net realized gains (losses) from
investment transactions                             7               1                                8
                                      ----------------      -------------   -----------      --------

Net realized/unrealized gains
from investments:                                   7               1                                8
                                      ----------------      -------------   -----------      --------
Change in net assets resulting
from operations                            $  119,485       $ 117,397          (868)        $  236,014
                                      ================      =============   ===========     ==========

(a) Adjustment to reflect the effect of the tiered Administration Fee schedule to the combined assets (see notes to the Pro Forma
      Financial Statements).

(b) Adjustment to reflect the proposed Select Shares fee structure for Shareholder Servicing Fees (see notes to the Pro Forma Financial Statements).

(c)   Adjustment to eliminate the Distribution Fees applicable to Class G
      Shares.

(d) Adjustment to reflect the effect of the tiered Fund Accounting Fee schedule to the combined net assets.

(e) Adjustment to reflect the effect of the Investment Advisor and Administration Waiver schedule.

                     See notes to financial statements.

                           The Victory Portfolios

                  Notes to Pro Forma Financial Statements
                                (Unaudited)

1.    Organization Prior to Proposed Reorganization

      The Victory Gradison Government Reserves Fund and the Victory U.S. Government Obligations Fund are separate investment portfolios offered by The Victory Portfolios.

      The Victory Portfolios are registered as open-end management companies under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of the Victory U.S. Government Obligations Fund and of the Victory Gradison Government Reserves Fund is to provide a high level of income.

2.    Basis of Combination:

      The unaudited Pro Forma combining Statements of Assets and Liabilities, Statements of Operations, and Schedule of Portfolio
Investments reflect the accounts of the Victory Gradison Government Reserves Fund and the Victory U.S. Government Obligations Fund as if the proposed reorganization occurred as of and for the year ended October 31, 2000. The accompanying statements give effect to the proposed transfer described below and have been derived from the books and records of the Funds utilized in calculating daily net asset value at October 31, 2000.

      The Agreement and Plan of Reorganization and Termination provides that at the time the reorganization becomes effective (the "Effective Time of the Reorganization"), all assets and liabilities will be transferred such that at and after the Effective Time of Reorganization, the assets and liabilities of the Victory U.S. Government Obligations Fund will be transferred to the Victory Gradison Government Reserves Fund. For accounting purposes, the historical basis of assets and liabilities of the Victory Gradison Government Reserves Fund will survive this reorganization.

      In exchange for the transfer of assets and liabilities, the Victory Gradison Government Reserves Fund will issue to the Victory U.S. Government Obligations Fund full and fractional Trust and Class G Shares, and the Victory U.S. Government Obligations Fund will make a liquidating distribution of such shares to its shareholders. The number of shares of the Victory Gradison Government Reserves Fund so issued will be equal in value to the full and fractional shares of the Victory U.S. Government Obligations Fund that are outstanding immediately prior to the Effective Time of the Reorganization. At and after the Effective Time of the Reorganization, all debts, liabilities and obligations of the Victory U.S. Government Obligations Fund will attach to the Victory Gradison Government Reserves Fund and may thereafter be enforced against the Victory Gradison Government Reserves Fund to the same extent as if they had been incurred by it.

      The accompanying pro forma financial statements represent the Victory Gradison Government Reserves Fund, and reflect the combined results of operations of the two Victory Funds. However, should such reorganization be effected, the statements of operations of the Victory Gradison Government Reserves Fund will not be restated for pre-combination period results of the corresponding Funds. The Pro Forma combining Statements of Assets and Liabilities, Statements of Operations, and Schedule of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds.

                           The Victory Portfolios

                                (Unaudited)


      Expenses:

      Victory Capital Management Inc., a subsidiary of KeyCorp, serves as the investment adviser to The Victory Portfolios. Affiliates of Victory Capital Management Inc. and other financial institutions serve as Shareholder Servicing Agents for The Victory Portfolios. BISYS Fund Services ("BISYS") an indirect, wholly-owned subsidiary of The BISYS Group, Inc. serves as the administrator and distributor for The Victory Portfolios. BISYS Fund Services, Ohio, Inc., an affiliate of The BISYS Group, Inc., serves as the mutual fund accountant.

      PART  1 - The Funds


      The Victory Gradison Government Reserves Fund currently issues a single class of Classs G Shares. The Victory U.S. Government Obligations Fund currently issues two classes of shares: Investor Shares and Select Shares. In connection with the reorganization, the Victory Gradison Government Reserves Fund Trust Shares, as described above. Each class of shares has substantially identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

      Select   shares  are  subject  to  servicing   fees,   pursuant  to  a
Shareholder Servicing plan, payable at an annual rate of 0.25% of average daily net assets.

      Under the terms of the investment advisory agreement, Victory Capital Management Inc. is entitled to receive fees computed at the annual rate of 0.50% on the first $400 million, 0.45% on the next $600 million, 0.40% on the next $1 billion, and 0.35% in excess of $2 billion of the Victory Gradison Government Reserves Fund and of 0.35% on the Victory U.S. Government Obligations Fund. For the year ended October 31, 2000, total Victory Capital Management Inc. investment advisory fees incurred by the Fund, and advisory fees waived, were as follows (in thousands):

                                            Total Fees           Waiver
                                            ----------           ------

Victory Gradison Government Reserves Fund      $9,277             $2,647
Victory U.S. Government Obligations  Fund      $7,934             $    -


      Under the terms of the administration agreement, BISYS' fees are computed at the annual rate of 0.15% of each Funds' average daily net assets of $300 million and less, 0.12% of each Funds' average daily net assets between $300 million and $600 million and 0.10% of each Funds' average daily net assets greater than $600 million. For the year ended
October 31, 2000, BISYS' fees, and amounts waived, were as follows (in thousands):

                                            Total Fees           Waiver
Victory Gradison Government Reserves Fund     $2,375             $1,219
Victory U.S. Government Obligations Fund      $2,477             $    -

                           The Victory Portfolios

                                (Unaudited)


Pro Forma Adjustments and Pro Forma Combined Columns

      The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the contractual rates that would have been in effect if the Victory U.S. Government Obligations Fund was included in the Victory Gradison Government Reserves Fund for the year ended October 31, 2000. The investment advisory fees and the 12b-1 and shareholder service fees, as applicable, disclosed in the pro forma combined column are calculated at the rates in effect for the Gradison Government Reserves Fund based upon the combined net assets of the combined Funds.

      The pro forma combined accumulated undistributed net realized gains (losses) from investment transactions in the accompanying Statements of Assets and Liabilities may include amounts identified as capital loss carryforwards as of October 31, 2000 (the Funds' most recent fiscal year end date prior to the Effective Date of the Reorganization). The Victory Gradison Government Reserves Fund had a capital loss carryforward for Federal income tax purposes as of October 31, 2000 of approximately $226,000. Utilization of this capital loss carryforward subsequent to the Effective Date of the reorganization may be limited under the provisions of the Internal Revenue Code.


3.    Portfolio Valuation, Securities Transactions and Related Income:

      Investments in common and preferred stocks, corporate bonds, commercial paper, municipal and foreign government bonds, U.S. Government securities and securities of U.S. Government agencies are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded on or the basis of valuation procedures approved by the Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

      Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                           The Victory Portfolios

                                (Unaudited)


4.    Capital Shares:

      In connection with the reorganization, Victory Gradison Government Reserves Fund will issue separate Investor and Select Shares.

      The pro forma net asset values per share assume the impact of any required corporate actions relating to shares of The Victory Portfolios that would have occurred at October 31, 2000 in connection with the proposed reorganization of the Victory Gradison Government Reserves Fund and the Victory U.S. Government Obligations Fund as described above. The pro forma number of shares outstanding consists of the following:


-------------------------------------------------------------------------------
                                   Shares            Additional      Pro forma
                                Outstanding       Shares Issued      Shares at
                               at October 31,        in the          October 31,
                                    2000          Reorganization       2000
                                   (000)             (000)            (000)
-------------------------------------------------------------------------------
Victory Gradison
Government Reserves Fund -
Trust Shares                         -               424,898          424,898
-------------------------------------------------------------------------------
Victory Gradison
Government Reserves Fund
- Class G Shares              2,135,526            1,939,377        4,074,903
-------------------------------------------------------------------------------